Segment information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Summary of segment information

Information on segments and reconciliations to revenue and net income attributable to the shareholders of EVO, Inc. and members of EVO, LLC are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	(In thousands)		(In thousands)
Segment revenue:
North America	$79,825	$74,481	$153,200	$141,914
Europe	61,066	49,418	115,973	91,605

Revenue	$140,891	$123,899	$269,173	$233,519

Segment profit:
North America	$21,774	$21,912	$42,652	$35,637
Europe	14,568	13,866	26,672	25,394

Total segment profit	36,343	35,778	69,324	61,031
Corporate	(13,727)	(5,849)	(23,360)	(10,142)
Depreciation and amortization	(20,933)	(18,613)	(40,820)	(35,673)
Net interest expense	(20,929)	(15,247)	(35,755)	(29,939)
Provision for income tax benefit (expense)	28,609	(5,543)	24,181	(9,357)
Share-based compensation	(51,263)	—	(51,263)	—

Net loss attributable to EVO Investco, LLC		$(9,474)		$(24,080)

Net income attributable to non-controlling interest of EVO Investco, LLC	58,613		74,406

Net income attributable to EVO Payments, Inc.	$16,713		$16,713

Capital expenditures:
North America	$8,152	$1,630	$12,792	$5,085
Europe	9,228	5,122	13,178	9,065

Consolidated total capital expenditures	$17,380	$6,752	$25,970	$14,150

Schedule of information on segments and reconciliations to total assets

Information on segments and reconciliations to total assets are as follows:

	June 30,	December 31,
	2018	2017

Segment total assets:
North America	$1,031,954	$1,010,859
Europe	480,726	497,439

Total assets	$1,512,680	$1,508,298

Predecessor
Summary of segment information

Information on segments and reconciliations to consolidated revenues and segment profit are as follows for the years ended December 31, 2017 and 2016, respectively, and for consolidated assets are as follows as of December 31, 2017 and 2016, respectively:

	2017	2016
	(In thousands)

Revenues:
North America	$299,034	$241,083
Europe	205,716	178,138

Consolidated revenues	$504,750	$419,221

Segment profit:
North America	$82,759	$66,066
Europe	54,842	127,966

Total segment profit	137,601	194,032
Corporate	(25,732)	(25,720)
Depreciation and amortization	(74,136)	(64,012)
Net interest expense	(61,387)	(39,562)
Provision for income taxes	(16,588)	(17,033)

Net income attributable to the Members of EVO Investco, LLC	$(40,242)	$47,705

Total assets:
North America	$1,010,859	$880,568
Europe	497,439	378,674

Consolidated total assets	$1,508,298	$1,259,242

Capital expenditures:
North America	$13,893	$9,830
Europe	28,128	21,878

Consolidated total capital expenditures	$42,021	$31,708